INCOME TAXES (DETAILS) (CNY)	12 Months Ended				48 Months Ended	12 Months Ended			1 Months Ended	36 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007 CHINA	Dec. 31, 2012 CHINA	Dec. 31, 2007 CHINA Shanghai Ruifeng	Dec. 31, 2007 CHINA Anshijie	Dec. 31, 2007 CHINA Shenzhen CIR	Sep. 30, 2011 CHINA Kudian	Dec. 31, 2012 HONG KONG CIR	Dec. 31, 2012 HONG KONG BVMC
Income Tax [Line Items]
Preferential income tax rate (as a percent)						15.00%	15.00%	15.00%		16.50%	16.50%
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%		25.00%
Income tax rate under graduated rate schedule for 2008 (as a percent)				18.00%
Income tax rate under graduated rate schedule for 2010 (as a percent)				22.00%
Income tax rate under graduated rate schedule for 2011 (as a percent)				24.00%
Income tax rate under graduated rate schedule for 2012 and thereafter (as a percent)				25.00%
Percentage of tax reduction									50.00%
Income tax provision:
Current Tax	8,484,000	1,498,000	3,023,000
Deferred	(5,771,000)	(395,000)	(38,000)
Total	2,713,000	1,103,000	2,985,000